Business Combination and Others - Fair value of the identifiable assets and liabilities, Ferro Alloys Corporation Limited (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Sep. 21, 2020 INR (₨)	Sep. 21, 2020 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Sep. 21, 2020 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Bargain Gain (C-D-E)			₨ 1,232	$ 17
Ferro Alloys Corporation Limited Member [Member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment	₨ 3,543				$ 49
Other non-current assets	93				1
Non-current assets	3,636				50
Inventories	460				6
Cash and cash equivalents	106				2
Short-term Investments	688				9
Trade and other receivables	371				5
Current Assets	1,625				22
Total Assets (A)	5,261				72
Borrowings	93				1
Deferred tax liabilities	597				8
Trade and other payables	664				9
Provisions	74				1
Total Liabilities (B)	1,428				19
Net Assets (C=A-B)	3,833				53
Acquisition-date fair value of total consideration transferred [abstract]
Cash Consideration Paid for Equity acquired	336				5
Cash Consideration Paid for Debt acquired	216				3
Zero coupon Non-Convertible Debentures issued by FACOR repayable equally over 4 years commencing March 2021 (Nominal value ₹ 2,865 million) ($ 39 million)**	2,358				32
Total Purchase Consideration (D)	2,910				40
Non-Controlling interest on acquisition (10% of net assets after adjustment of borrowings from immediate parent (VSL) of Rs35,544 million ($ 514 million) (E)	(309)				$ (4)
Bargain Gain (C-D-E)	₨ 1,232	$ 17